Annual Fund Operating Expenses (Vanguard Energy Fund Participant:)	Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.31%